SCHEDULE OF RESTRICTED STOCK AWARDS ACTIVITY (Details) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares, nonvested beginning balance	3,000,000
Weighted average grant date fair value, nonvested beginning balance	$ 0.01
Number of shares, nonvested granted
Weighted average grant date fair value, nonvested granted
Number of shares, nonvested vested		(600,000)		(300,000)
Weighted average grant date fair value, nonvested vested		$ 0.01		$ 0.01
Number of shares, nonvested forfeitures	4,705,000			4,705,000
Weighted average grant date fair value, nonvested forfeitures
Number of shares, nonvested assumed due to titan merger vested and unreleased		1,405,000		1,405,000
Weighted Average Grant Date Fair Value, Nonvested Beginning balance		$ 0.01		$ 0.01
Number of shares, nonvested assumed due to titan merger unvested		3,600,000		3,600,000
Weighted Average Grant Date Fair Value, Nonvested Beginning balance		$ 0.01		$ 0.01
Weighted average remaining contractual term years, Acquired concurrent with the Titan Merger		2 years 7 months 13 days
Weighted average remaining contractual term years, outstanding nonvested		1 year 11 months 12 days
Number of shares, nonvested vested and unreleased		2,005,000
Weighted average grant date fair value, vested and unreleased		$ 0.01
Number of shares, nonvested forfeitures	(4,705,000)			(4,705,000)
Number of shares, vested and released	(300,000)
Weighted average grant date fair value, vested and released
Number of shares, nonvested beginning balance		3,000,000
Weighted average grant date fair value, nonvested ending balance		$ 0.01
Number of shares, nonvested vested		600,000		300,000
Number of shares, nonvested outstanding, ending balance
Weighted average grant date fair value, nonvested outstanding, ending balance